Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2025
Restatement Determination Date [Axis]: 2025-06-30
Erroneously Awarded Compensation Recovery [Table]
Restatement Does Not Require Recovery [Text Block]	In accordance with the NYSE listing standards amendment, the Company has adopted a compensation recoupment policy that provides the Board discretion to recover incentive compensation paid to current and former executives in the event of an accounting restatement triggered by material noncompliance with financial reporting requirements under the securities laws.